Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities
Net income (loss)	$ (403,639)	$ (863,883)	$ (4,306,918)	$ (2,384,802)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	55,959	1,566	67,586	275,465
Accrued interest	139,951	52,601
Gain/loss on settlement of liabilities		516,083	1,842,273	(441,041)
Fair value of stock issued for note modification		5,382	449,660	168,856
Amortization of debt discount		20,235	28,497	(28,497)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	2,815	35,331	39,129	(80,485)
Accounts payable and accrued expenses	110,402	146,799	764,583	165,781
Accrued interest			364,879	46,517
Net cash used in operating activities	(94,512)	(85,886)	(750,311)	(2,278,206)
Cash Flows from Investing Activities:
Acquisition of mineral claims				(106,000)
Net cash provided by (used in) investing activities				(106,000)
Cash Flows from Financing Activities
Proceeds from convertible notes	25,000	105,000	105,000	2,025,000
Proceeds from convertible notes – related party	80,000		105,000
Proceeds from promissory notes			770,831	100,000
Repayment of promissory notes			(225,000)
Proceeds from warrant exercises				224,000
Net cash provided by financing activities	105,000	105,000	755,831	2,349,000
Net increase (decrease) in cash	10,488	19,114	5,520	(35,206)
Cash, beginning of period	12,896	7,376	7,376	42,582
Cash, end of period	23,384	26,490	12,896	7,376
Supplemental disclosures:
Interest paid
Supplemental disclosures of non-cash items:
Accounts payable and accrued payable exchanged for convertible note		$ 440,129	$ 440,129